Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Other Liabilities, Provisions and Commitments	Other Liabilities, Provisions and Commitments
25.1 Other current liabilities

	2023	2022
Short-term employee benefits	Ps. 6,567	Ps. 5,890
Accrued expenses	6,288	5,627
Other	734	333
Total	Ps. 13,589	Ps. 11,850
25.2 Other current financial liabilities

	2023	2022
Sundry creditors	Ps. 1,150	Ps. 754
Derivative financial instruments (See Note 20)	680	459
Dividends payable	209	223
Total	Ps. 2,039	Ps. 1,436
25.3 Other non-current liabilities

	2023	2022
Taxes payable	Ps. 38	Ps. 38
Debt with former shareholders	1,578	1,575
Other	825	440
Total	Ps. 2,441	Ps. 2,053
25.4 Other non-current financial liabilities

	2023	2022
Derivative financial instruments (See Note 20)	Ps. 4,668	Ps. 3,168
Success fee to pay	460	435
Security deposits	184	185
Other	152	75
Total	Ps. 5,464	Ps. 3,863
25.5 Provisions
The Company has various loss contingencies and has recognized provisions for legal proceedings it believes an unfavorable resolution is probable and the amount can be reasonably estimated. The following table presents the nature and amount of the provisions as of December 31, 2023 and 2022:

	2023	2022
Taxes	Ps. 1,348	Ps. 1,823
Labor	1,308	1,385
Legal	614	679
Total (1)	Ps. 3,270	Ps. 3,887
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 13.

25.6 Changes in the balance of provisions
25.6.1 Taxes

	2023	2022	2021
Balance at beginning of the period	Ps. 1,823	Ps. 2,066	Ps. 2,540
Penalties and other charges (See Note 19)	228	109	30
New contingencies (See Note 19)	4	306	148
Cancellation and adjustments (See Note 19)	(447)	(177)	(59)
Payments	(155)	(473)	(236)
Other effects	—	—	(263)
Effect of foreign currency exchange rates	(105)	(8)	(94)
Balance at end of the period	Ps. 1,348	Ps. 1,823	Ps. 2,066

25.6.2 Labor

	2023	2022	2021
Balance at beginning of the period	Ps. 1,385	Ps. 1,472	Ps. 1,681
Penalties and other charges (See Note 19)	64	80	303
New contingencies (See Note 19)	843	516	363
Cancellation and expiration (See Note 19)	(523)	(385)	(445)
Contingencies added in business combinations	—	65	—
Payments	(308)	(301)	(358)
Effects of foreign currency exchange rates	(153)	(62)	(72)
Balance at end of the period	Ps. 1,308	Ps. 1,385	Ps. 1,472
25.6.3 Legal

	2023	2022	2021
Balance at beginning of the period	Ps. 679	Ps. 612	Ps. 879
Penalties and other charges (See Note 19)	50	57	68
New contingencies (See Note 19)	117	75	26
Cancellation and expiration (See Note 19)	(109)	(79)	(241)
Contingencies added in business combinations	—	149	—
Payments	(68)	(110)	(97)
Effect of foreign currency exchange rates	(55)	(25)	(23)
Balance at end of the period	Ps. 614	Ps. 679	Ps. 612
While provision for these claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
25.7 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were assessed by the Company as less than probable but more than remote, and the estimated amount including uncertain tax position as of December 31, 2023 of these lawsuits is Ps. 134,254, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.
The Company has tax disputes, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible tax contingencies of Brazilian operations amount to approximately Ps. 66,710. This refers to various tax disputes related primarily to: (i) Ps. 10,166 of credits for ICMS (“VAT”); (ii) Ps. 38,150 related to tax credits of “IPI” (Tax on Industrial Products by its Portuguese acronym) over raw materials acquired from Free Trade Zone Manaus; (iii) Claims of Ps. 5,188 related to compensation of federal taxes not approved by the Tax authorities; (iv) Ps. 9,949 relating to questions about the amortization of goodwill generated in acquisitions operations; (v) Ps. 2,668 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003; and (vi) Ps. 589 related to the exclusion of ICMS (“VAT”) from the PIS/COFINS taxable basis. The Company is defending its position in these matters and final decision is pending in court.
After conducting a thorough analysis, during 2021 the Company decided to reverse its temporary decision to suspend tax credits on concentrate purchased from the Manaus Free Trade Zone in Brazil. As a result, during 2021 the Company recognized an extraordinary benefit of Ps. 1,083 million in the cost of goods sold equivalent to the accumulated credit suspended since 2019 and until the first quarter of 2021. This decision was supported by opinions from external advisors.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
25.8 Collateralized contingencies
As is customary in Brazil, the Company has been required by the tax authorities to collateralize tax contingencies currently in litigation amounting to Ps. 13,692, Ps. 13,728 and Ps. 10,721 as of December 31, 2023, 2022 and 2021, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also as disclosed in Note 8.2 there is some restricted cash in Brazil that relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
25.9 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 3,394 and Ps. 2,588 as December 31, 2023 and 2022, respectively.